INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014 USD ($)	Jun. 30, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
Allowance for Doubtful Accounts Receivable, Current	$ 1,328		$ 1,270
Ordinary shares, Par or Stated Value Per Share (in dollars per share)		3		3
Ordinary shares, Shares Authorized	8,000,000	8,000,000	8,000,000	8,000,000
Ordinary shares, Shares, Issued	7,688,564	7,688,564	5,565,558	5,565,558
Ordinary shares, Shares, Outstanding	7,688,564	7,688,564	5,565,558	5,565,558